UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6425

        Nuveen California Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            8/31

Date of reporting period:          11/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen California Quality Income Municipal Fund, Inc. (NUC) November 30, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 5.9% (3.9% of Total Investments)
$4,620	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus	6/12 at 100.00	Baa3	$4,694,382
	County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
5,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Alameda	6/12 at 100.00	Baa3	5,148,700
	County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29
1,300	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	1,252,056
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
8,880	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled Tobacco	5/12 at 100.00	Baa3	9,080,866
	Securitization Program, Series 2002A, 5.625%, 5/01/29

	Education and Civic Organizations - 16.1% (10.6% of Total Investments)
8,975	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2000,	11/10 at 100.00	Aaa	9,741,914
	5.750%, 11/01/30 - MBIA Insured
4,000	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges Projects,	3/06 at 102.00	AAA	4,103,400
	Series 1996B, 5.625%, 3/01/19 - AMBAC Insured
6,400	California State University, Systemwide Revenue Bonds, Series 2002A, 5.000%, 11/01/20 - AMBAC	11/12 at 100.00	AAA	6,745,728
	Insured
1,000	California Statewide Community Development Authority, Auxiliary Organization Revenue Certificates	4/06 at 101.00	AAA	1,018,410
	of Participation, University Corporation - California State University - Northridge, Series 1996,
	6.000%, 4/01/26 - AMBAC Insured
1,615	University of California, Certificates of Participation, San Diego and Sacramento Campus Projects,	1/10 at 101.00	Aa2	1,687,610
	Series 2002A, 5.250%, 1/01/21
7,500	University of California, Revenue Bonds, Multiple Purpose Projects, Series 2000K, 5.300%, 9/01/30	9/08 at 101.00	AA	7,712,625
	University of California, Revenue Bonds, Research Facilities, Series 2001E:
2,305	5.000%, 9/01/23 - AMBAC Insured	9/09 at 101.00	AAA	2,408,080
5,150	5.000%, 9/01/24 - AMBAC Insured	9/09 at 101.00	AAA	5,370,626
	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2002O:
5,265	5.000%, 9/01/18 - FGIC Insured	9/10 at 101.00	AAA	5,581,584
10,255	5.000%, 9/01/19 - FGIC Insured	9/10 at 101.00	AAA	10,830,306

	Healthcare - 4.8% (3.2% of Total Investments)
1,750	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue Bonds,	4/12 at 100.00	A	1,852,848
	Sansum-Santa Barbara Medical Foundation Clinic, Series 2002A, 5.500%, 4/01/21
1,285	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A3	1,298,338
	Series 2005, 5.000%, 11/15/34
3,790	California Health Facilities Financing Authority, Insured Health Facility Revenue Refunding Bonds,	5/06 at 100.00	A	3,796,519
	Valley Memorial Hospital, Series 1993A, 6.000%, 5/01/17
1,225	California State Public Works Board, Revenue Bonds, University of California - Davis Medical	11/14 at 100.00	AAA	1,273,657
	Center, Series 2004II-A, 5.000%, 11/01/23 - MBIA Insured
1,060	California Statewide Community Development Authority, Certificates of Participation, Cedars-Sinai	No Opt. Call	A3	1,153,089
	Medical Center, Series 1992, 6.500%, 8/01/12
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health
	System, Series 2005A:
520	5.250%, 7/01/24	7/15 at 100.00	BBB+	535,974
1,090	5.250%, 7/01/35	7/15 at 100.00	BBB+	1,106,437
5,355	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	No Opt. Call	A+	5,504,512
	Series 2002E, 4.700%, 11/01/36 (Mandatory put 5/31/09)

	Housing/Multifamily - 6.0% (4.0% of Total Investments)
3,836	California Housing Finance Agency, Multi-Unit Rental Housing Revenue Bonds, Series 1992B-II,	2/06 at 100.00	Aa3	3,852,533
	6.700%, 8/01/15
1,000	California Statewide Community Development Authority, Revenue Refunding Bonds, Irvine Apartment	7/08 at 101.00	BBB	1,035,010
	Communities Development, Series 1998A, 5.100%, 5/15/25 (Mandatory put 5/17/10)
3,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	A-	3,292,320
	Franciscan Mobile Home Park Project, Series 2002A, 5.850%, 12/15/32
1,000	Independent Cities Lease Finance Authority, California, Revenue Bonds, Morgan Hill, Hacienda Valley	11/14 at 100.00	N/R	1,051,610
	Mobile Home Park, Series 2004A, 5.950%, 11/15/39
2,285	Irvine, California, Mobile Home Park Revenue Bonds, Meadows Mobile Home Park, Series 1998A,	3/08 at 102.00	N/R	2,374,206
	5.700%, 3/01/18
2,420	Oceanside, California, Mobile Home Park Revenue Bonds, Laguna Vista Mobile Estates Acquisition	3/08 at 102.00	N/R	2,506,709
	Project, Series 1998, 5.800%, 3/01/28
3,040	Riverside County, California, Mobile Home Park Revenue Bonds, Bravo Mobile Home Park Project,	3/09 at 102.00	N/R	3,149,410
	Series 1999A, 5.900%, 3/20/29
1,740	Stanton, California, Multifamily Housing Revenue Bonds, Continental Gardens Apartments, Series	8/07 at 102.00	AAA	1,812,297
	1997, 5.625%, 8/01/29 (Alternative Minimum Tax) (Mandatory put 8/01/09)
	Yolo County Housing Authority, California, Revenue Refunding Bonds, Russell Park Apartments, Series
	1992A:
560	6.900%, 11/01/08	5/06 at 100.00	Aa2	561,148
1,030	7.000%, 11/01/14	5/06 at 100.00	Aa2	1,031,658

	Housing/Single Family - 0.0% (0.0% of Total Investments)
60	Riverside County, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage	No Opt. Call	AAA	61,016
	Revenue Bonds, Series 1989B, 7.600%, 11/01/19 (Alternative Minimum Tax)

	Tax Obligation/General - 24.9% (16.4% of Total Investments)
1,900	Azusa Unified School District, Los Angeles County, California, General Obligation Bonds, Series	7/12 at 100.00	AAA	2,051,601
	2002, 5.375%, 7/01/20 - FSA Insured
6,865	California, General Obligation Veterans Welfare Bonds, Series 1997BH, 5.600%, 12/01/32	12/05 at 100.00	AA-	6,944,153
	(Alternative Minimum Tax)
6,085	California, General Obligation Veterans Welfare Bonds, Series 1997BJ, 5.700%, 12/01/32	12/06 at 102.00	AA-	6,239,681
	(Alternative Minimum Tax)
2,000	California, General Obligation Refunding Bonds, Series 2002, 5.250%, 4/01/32	4/12 at 100.00	A	2,085,360
7,500	California, Various Purpose General Obligation Bonds, Series 2001, 5.125%, 6/01/22	6/11 at 100.00	A	7,776,150
	California, General Obligation Bonds, Series 2003:
3,750	5.250%, 11/01/19 - RAAI Insured	11/13 at 100.00	AA	4,031,625
500	5.250%, 2/01/33	2/13 at 100.00	A	520,585
6,300	California, General Obligation Bonds, Series 2004, 5.200%, 4/01/26	4/14 at 100.00	A	6,627,033
1,185	California, General Obligation Bonds, Series 2000, 5.500%, 6/01/25	6/10 at 100.00	A	1,259,335
1,615	Compton Unified School District, Los Angeles County, California, General Obligation Bonds, Series	9/13 at 100.00	AAA	1,761,674
	2003A, 5.375%, 9/01/19 - MBIA Insured
1,370	Fremont-Newark Community College District, Alameda County, California, General Obligation Bonds,	8/11 at 101.00	AAA	1,480,354
	Series 2002A, 5.375%, 8/01/20 - MBIA Insured
5,255	Livermore Valley Joint Unified School District, Alameda County, California, General Obligation	8/11 at 100.00	AAA	5,450,696
	Bonds, Election of 1999, Series 2001, 5.125%, 8/01/26 - FSA Insured
2,645	Long Beach Community College District, California, General Obligation Bonds, Series 2005B, 5.000%,	5/15 at 100.00	AAA	2,746,568
	5/01/30 - FGIC Insured
2,265	Los Angeles Community College District, Los Angeles County, California, General Obligation Bonds,	8/15 at 100.00	AAA	2,371,863
	Series 2005A, 5.000%, 6/01/26 - FSA Insured
1,170	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003F, 5.000%,	7/13 at 100.00	AAA	1,245,863
	7/01/17 - FSA Insured
2,375	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	8/14 at 100.00	AAA	2,553,600
	Series 2004A, 5.250%, 8/01/24 - FSA Insured
	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series 2005:
745	5.000%, 8/01/25 - MBIA Insured	8/15 at 100.00	AAA	778,361
785	5.000%, 8/01/26 - MBIA Insured	8/15 at 100.00	AAA	819,524
6,760	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series	7/13 at 101.00	AAA	7,392,871
	2003E, 5.250%, 7/01/21 - FSA Insured
5,055	San Joaquin Delta Community College District, California, General Obligation Bonds, Series 2005A,	8/15 at 100.00	AAA	5,273,275
	5.000%, 8/01/29 - FSA Insured
1,500	San Jose Unified School District, Santa Clara County, California, General Obligation Bonds, Series	8/15 at 100.00	AAA	1,571,985
	2005B, 5.000%, 8/01/25 - FGIC Insured
	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation
	Bonds, Series 2005A:
585	5.000%, 9/01/25 - MBIA Insured	9/15 at 100.00	AAA	613,261
860	5.000%, 9/01/27 - MBIA Insured	9/15 at 100.00	AAA	898,769
6,865	San Ramon Valley Unified School District, Contra Costa County, California, General Obligation	8/13 at 100.00	AAA	7,220,607
	Bonds, Series 2003, 5.000%, 8/01/23 - FSA Insured
1,390	South Pasadena Unified School District, Los Angeles County, California, General Obligation Bonds,	8/13 at 100.00	AAA	1,466,019
	Series 2003A, 5.000%, 8/01/22 - FGIC Insured
3,925	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AAA	4,101,350
	Bonds, Series 2003B, 5.000%, 8/01/23 - FSA Insured

	Tax Obligation/Limited - 34.3% (22.6% of Total Investments)
1,655	Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005, 5.000%, 10/01/36 -	10/15 at 100.00	AAA	1,690,367
	AMBAC Insured
1,200	Burbank Public Financing Authority, California, Revenue Bonds, West Olive Redevelopment Project,	12/12 at 100.00	AAA	1,254,516
	Series 2002, 5.125%, 12/01/22 - AMBAC Insured
5,160	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA-	5,553,037
3,070	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Capital	12/12 at 100.00	AAA	3,322,815
	East End Project, Series 2002A, 5.250%, 12/01/16 - AMBAC Insured
5,115	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health, Coalinga	6/14 at 100.00	A-	5,508,650
	State Hospital, Series 2004A, 5.500%, 6/01/20
2,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Susanville	No Opt. Call	AAA	2,189,240
	State Prison, Series 1993D, 5.250%, 6/01/15 - FSA Insured
2,030	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Series	3/12 at 100.00	AAA	2,148,877
	2002C, 5.250%, 3/01/21 - AMBAC Insured
	Commerce Community Development Commission, California, Tax Allocation Refunding Bonds, Merged Area
	Development Projects 2 and 3, Series 1998A:
1,000	5.650%, 8/01/18	8/08 at 102.00	N/R	1,050,760
2,765	5.700%, 8/01/28	8/08 at 102.00	N/R	2,856,466
3,065	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds, Community	9/13 at 100.00	AAA	3,336,498
	Facilities District 98-1, Series 2003, 5.500%, 9/01/33 - MBIA Insured
1,250	Coronado Community Development Agency, California, Tax Allocation Bonds, Community Development	9/15 at 100.00	AAA	1,285,388
	Project, Series 2005, 5.000%, 9/01/30 - AMBAC Insured
2,725	Fresno, California, Certificates of Participation, Street Improvement Project, Series 1991,	12/05 at 100.00	A+	2,765,139
	6.625%, 12/01/11
530	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A, 5.000%,	9/15 at 100.00	AAA	558,185
	9/01/20 - XLCA Insured
1,910	Industry Urban Development Agency, California, Tax Allocation Refunding Bonds, Civic, Recreational	5/07 at 101.50	AAA	1,996,046
	and Industrial Redevelopment Project 1, Series 2002, 5.500%, 5/01/19 - MBIA Insured
1,350	Los Angeles Community Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds,	3/13 at 100.00	BBB-	1,356,966
	Bunker Hill Redevelopment Project, Series 2004L, 5.100%, 3/01/19
8,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second Senior	7/10 at 101.00	AAA	8,478,160
	Lien Sales Tax Revenue Bonds, Series 2000A, 5.250%, 7/01/25 - FGIC Insured
4,850	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier	7/13 at 100.00	AAA	5,171,022
	Senior Sales Tax Revenue Bonds, Series 2003A, 5.000%, 7/01/16 - FSA Insured
1,500	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier	7/15 at 100.00	AAA	1,570,320
	Senior Sales Tax Revenue Bonds, Series 2005A, 5.000%, 7/01/26 - AMBAC Insured
4,000	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Master	12/15 at 100.00	AAA	4,151,520
	Refunding Project, Series 2005A, 5.000%, 12/01/26 - MBIA Insured
3,005	Monterey County, California, Certificates of Participation, Master Plan Financing, Series 2001,	8/11 at 100.00	Aaa	3,113,481
	5.000%, 8/01/20 - MBIA Insured
14,160	Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State Office	4/08 at 101.00	AAA	14,668,910
	Building, Series 1998A, 5.000%, 4/01/23 - AMBAC Insured
15,300	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Refunding	No Opt. Call	AAA	20,654,541
	Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 - MBIA Insured
	Redding Redevelopment Agency, California, Tax Allocation Bonds, Canby-Hilltop-Cypress Area Project,
	Series 2003A:
1,500	5.000%, 9/01/17 - MBIA Insured	9/13 at 100.00	AAA	1,599,045
1,500	5.000%, 9/01/20 - MBIA Insured	9/13 at 100.00	AAA	1,587,165
600	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A,	9/15 at 100.00	AAA	610,854
	5.000%, 9/01/35 - XLCA Insured
4,320	Richmond Joint Powers Financing Authority, California, Tax Allocation Bonds, Series 2003A, 5.250%,	9/13 at 100.00	AAA	4,586,371
	9/01/22 - MBIA Insured
3,245	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple Projects,	10/15 at 100.00	AAA	3,309,219
	Series 2005A, 5.000%, 10/01/35 - XLCA Insured
3,000	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series 2005A,	7/15 at 100.00	AAA	3,152,610
	5.000%, 7/01/24 - MBIA Insured
2,500	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center Project,	9/11 at 100.00	AAA	2,622,350
	Series 2001F, 5.000%, 9/01/20 - MBIA Insured
2,000	San Jose Unified School District, Santa Clara County, California, Certificates of Participation,	6/07 at 101.00	AAA	2,087,540
	Series 1999, 5.750%, 6/01/24 - MBIA Insured
2,770	Santa Ana Community Redevelopment Agency, Orange County, California, Tax Allocation Refunding	9/13 at 100.00	AAA	2,908,611
	Bonds, South Main Street Redevelopment, Series 2003B, 5.000%, 9/01/19 - FGIC Insured

	Transportation - 13.0% (8.6% of Total Investments)
11,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds,	1/14 at 101.00	BBB-	9,342,850
	Series 1999, 0.000%, 1/15/29
2,000	Orange County Transportation Authority, California, Toll Road Revenue Bonds, 91 Express Lanes	8/13 at 100.00	AAA	2,115,920
	Project, Series 2003A, 5.000%, 8/15/20 - AMBAC Insured
2,685	Sacramento County, California, Airport System Revenue Bonds, Series 2002A, 5.250%, 7/01/21 - FSA	7/12 at 100.00	AAA	2,870,346
	Insured
20,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport,	5/10 at 101.00	AAA	21,425,200
	Second Series 2000, Issue 25, 5.750%, 5/01/30 (Alternative Minimum Tax) - FSA Insured
	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International
	Airport, Second Series 2002, Issue 28A:
1,480	5.250%, 5/01/17 (Alternative Minimum Tax) - MBIA Insured	5/12 at 100.00	AAA	1,555,125
3,865	5.250%, 5/01/19 (Alternative Minimum Tax) - MBIA Insured	5/12 at 100.00	AAA	4,043,563
3,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International	5/12 at 100.00	AAA	3,202,140
	Airport, Second Series 2002, Issue 28B, 5.250%, 5/01/22 - MBIA Insured

	U.S. Guaranteed*** - 32.3% (21.2% of Total Investments)
7,325	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/12 at 100.00	Baa3***	7,995,091
	County Tobacco Funding Corporation, Series 2002B, 5.500%, 6/01/30 (Pre-refunded to 6/01/12)
	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,
	Series 1999A:
10,400	6.125%, 12/01/30 (Pre-refunded to 12/01/09)	12/09 at 101.00	A3***	11,545,144
7,700	6.250%, 12/01/34 (Pre-refunded to 12/01/09)	12/09 at 101.00	A3***	8,583,575
8,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, North County	1/06 at 100.00	Aaa	9,111,280
	Recycling Center, Series 1991A, 6.750%, 7/01/17
315	California, General Obligation Bonds, Series 2000, 5.500%, 6/01/25 (Pre-refunded to 6/01/10)	6/10 at 100.00	A***	341,334
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
2,500	5.375%, 5/01/17 (Pre-refunded to 5/01/12) - XLCA Insured	5/12 at 101.00	AAA	2,770,300
9,000	5.125%, 5/01/18 (Pre-refunded to 5/01/12)	5/12 at 101.00	A2***	9,796,680
4,440	Coast Community College District, Orange County, California, General Obligation Refunding Bonds,	8/13 at 100.00	AAA	4,806,122
	Series 2003A, 5.000%, 8/01/22 (Pre-refunded to 8/01/13) - MBIA Insured
12,805	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue	No Opt. Call	AAA	17,993,074
	Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax)
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2003B:
5,000	5.625%, 6/01/33 (Pre-refunded to 6/01/13)	6/13 at 100.00	Aaa	5,579,800
2,500	5.625%, 6/01/38 (Pre-refunded to 6/01/13)	6/13 at 100.00	Aaa	2,789,900
2,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2000D, 5.375%,	7/10 at 100.00	AAA	2,172,120
	7/01/25 (Pre-refunded to 7/01/10) - FGIC Insured
4,900	Orange County, California, Recovery Certificates of Participation, Series 1996A, 6.000%, 7/01/26	7/06 at 102.00	AAA	5,078,164
	(Pre-refunded to 7/01/06) - MBIA Insured
5,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%,	10/10 at 101.00	AAA	5,382,650
	10/01/32
13,525	San Bernardino County, California, GNMA Mortgage-Backed Securities Program Single Family Home	No Opt. Call	AAA	16,305,334
	Mortgage Revenue Bonds, Series 1989A, 7.750%, 11/01/14 (Alternative Minimum Tax)

	Utilities - 8.1% (5.4% of Total Investments)
1,200	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2,	7/13 at 100.00	AAA	1,266,876
	5.000%, 7/01/21 - MBIA Insured
1,235	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	1,278,040
	9/01/31 - XLCA Insured
5,000	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System	9/13 at 102.00	Baa3	5,204,050
	Project, Series 2003, 5.700%, 9/01/36
1,705	Redlands, California, Certificates of Participation Refunding, Capital Improvement Projects, Series	3/06 at 100.00	AAA	1,710,200
	1992, 6.800%, 3/01/07 - AMBAC Insured
2,410	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series 2002Q,	8/12 at 100.00	AAA	2,584,990
	5.250%, 8/15/21 - FSA Insured
	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2004T:
2,500	5.250%, 5/15/22 - FGIC Insured	5/14 at 100.00	AAA	2,693,500
2,500	5.250%, 5/15/23 - FGIC Insured	No Opt. Call	AAA	2,687,975
5,500	Southern California Public Power Authority, Revenue Bonds, Multiple Projects, Series 1989, 6.750%,	No Opt. Call	A	6,272,365
	7/01/11
4,000	Southern California Public Power Authority, Revenue Bonds, Magnolia Power Project, Series 2003-1A,	7/13 at 100.00	AAA	4,201,920
	5.000%, 7/01/20 - AMBAC Insured

	Water and Sewer - 6.2% (4.1% of Total Investments)
7,040	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds, Pooled	10/13 at 101.00	AAA	7,540,262
	Financing Program, Series 2004A, 5.250%, 10/01/24 - FSA Insured
	Goleta Water District, California, Certificates of Participation Revenue Bonds, Series 2003:
1,000	5.250%, 12/01/20 - MBIA Insured	12/13 at 100.00	AAA	1,083,460
1,440	5.250%, 12/01/21 - MBIA Insured	12/13 at 100.00	AAA	1,560,182
1,205	5.250%, 12/01/22 - MBIA Insured	12/13 at 100.00	AAA	1,305,569
500	Norco, California, Certificates of Participation Refunding, Water and Sewerage System Improvement	10/08 at 102.00	AAA	520,690
	Project, Series 1998, 5.125%, 10/01/28 - AMBAC Insured
5,375	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Series	11/12 at 100.00	AAA	5,681,590
	2002A, 5.000%, 11/01/19 - MBIA Insured
	Turlock Public Finance Authority, California, Sewerage Revenue Bonds, Series 2003A:
1,565	5.000%, 9/15/19 - FGIC Insured	9/13 at 100.00	AAA	1,661,686
1,650	5.000%, 9/15/20 - FGIC Insured	9/13 at 100.00	AAA	1,746,062

$481,901	Total Long-Term Investments (cost $485,862,100) - 151.6%			518,857,539

	Other Assets Less Liabilities - 2.4%			8,486,469

	Preferred Shares, at Liquidation Value - (54.0)%			(185,000,000)

	Net Assets Applicable to Common Shares - 100%			$342,344,008

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At November 30, 2005, the cost of investments was $485,712,023.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2005, were as follows:

Gross unrealized:
Appreciation	$33,563,200
Depreciation	(417,684)

Net unrealized appreciation (depreciation) of investments	$33,146,516

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Quality Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         1/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         1/27/06

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         1/27/06

* Print the name and title of each signing officer under his or her signature.